Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001869453
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	BLUE OWL TECHNOLOGY INCOME CORP.
Entity Incorporation State Country Code	MD
Entity File Number	814-01445
Entity Tax Identification Number	87-1346173
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false